Goodwill - Summary of Changes in the Carrying Amount of Goodwill (Details) $ in Thousands	12 Months Ended
	Feb. 28, 2021 CNY (¥)	Feb. 28, 2021 USD ($)	Feb. 29, 2020 CNY (¥)	Feb. 28, 2019 CNY (¥)
Goodwill And Intangible Assets Disclosure [Abstract]
Goodwill	¥ 150,332,000	$ 23,224	¥ 150,332,000
Accumulated impairment loss	(115,169,000)	(17,792)	(557,000)
Goodwill	35,163,000	5,432	149,775,000
Goodwill acquired during the year	1,804,000	279	0
Impairment losses	0		(114,612,000)	¥ (557,000)
Goodwill	152,136,000	23,503	150,332,000	150,332,000
Accumulated impairment loss	(115,169,000)	(17,792)	(115,169,000)	(557,000)
Goodwill	¥ 36,967,000	$ 5,711	¥ 35,163,000	¥ 149,775,000